As filed with the Securities and Exchange Commission on October 9, 2008
                                     Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2008

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

CONNECTICUT                                                    600 FIFTH AVENUE,
DAILY TAX FREE                                              NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:


We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the period February 1, 2008 through July 31, 2008.

As of July 31, 2008, the Fund had net assets of $85,608,262.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Michael P. Lydon

Michael P. Lydon
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------------------------------
                                          Beginning Account    Ending Account Value    Expenses Paid            Annualized
               Class A                      Value 02/01/08          07/31/08         During the period        Expense Ratio*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00            $1,006.10              $4.99                 1.00%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before  expenses)     $1,000.00            $1,019.89              $5.02                 1.00%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
               Class B                    Beginning Account    Ending Account Value     Expenses Paid           Annualized
                                            Value 02/01/08          07/31/08          During the Period        Expense Ratio*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00            $1,007.10              $3.99                 0.80%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00            $1,020.89              $4.02                 0.80%
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period (February 1, 2008 through July 31, 2008), multiplied by 182/366 (to reflect the six month period).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity   Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     ---------   --------    -------  --------
Put Bond (c) (4.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilitities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%    $4,000,000    P-1       A-1+
-----------                                                                                          -----------
  4,000,000   Total Put Bond                                                                           4,000,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (3.10%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,650,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      11/04/08     1.60%    $2,650,000    P-1       A-1+
-----------                                                                                          -----------
  2,650,000   Total Tax Exempt Commercial Paper                                                        2,650,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (21.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   City of Danbury, CT BAN                                           08/01/08     3.67%    $2,000,000    MIG-1     SP-1+
  4,000,000   City of Danbury, CT BAN                                           07/30/09     1.45      4,060,921    MIG-1     SP-1+
  1,355,000   City of Meriden, CT(d)                                            08/01/09     1.70      1,385,772
  2,900,000   Town of Beacon Falls, CT BAN (d)                                  07/23/09     1.55      2,912,514
  3,995,000   Town of Berlin, CT BAN (d)                                        12/03/08     1.91      3,996,193
  4,000,000   Town of Brookfield, CT (d)                                        09/15/08     2.75      4,003,420
-----------                                                                                           -----------
 18,250,000   Total Tax Exempt General Obligation Notes & Bonds                                       18,358,820
-----------                                                                                           -----------

Variable Rate Demand Instruments (e) (75.24%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   BB & T Municipal Trust Floater - Series 1007
              LOC Branch Banking & Trust Company                                12/18/27     2.36%    $2,200,000    VMIG-1
  2,440,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2                                                        11/15/33     2.31      2,440,000    VMIG-1
  2,000,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds Series 2007 A
              Insured by FSA                                                    07/01/29     1.80      2,000,000    VMIG-1    A-1+
  1,500,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds - Series 2007 A-6
              LOC UBS Finance                                                   07/01/33     1.80      1,500,000    VMIG-1    A-1+
  1,100,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds - Series 2007 A-8
              LOC Wachovia Bank, N.A.                                           07/01/34     2.74      1,100,000    VMIG-1    A-1+
  1,190,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     2.31      1,190,000    P-1       A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity   Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     ---------   --------    -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC Royal Bank of Scotland                                        12/01/14     2.22%    $  500,000              A-1+
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              Partnership Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     2.26      2,300,000    VMIG-1    A-1+
    630,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/29     2.14        630,000    VMIG-1
  2,815,000   Connecticut State HEFA RB (Eastern Connecticut Health Network)
              - Series B
              LOC Comerica Bank                                                 07/01/34     2.27      2,815,000    VMIG-1    A-1+
  3,700,000   Connecticut State HEFA RB (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/37     2.10      3,700,000              A-1+
  1,400,000   Connecticut State HEFA RB (Greenwich Family YMCA Issue) - Series A
              LOC Bank of New York Mellon                                       07/01/35     2.26      1,400,000    VMIG-1
  3,000,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                               07/01/24     2.40      3,000,000    VMIG-1    A-1
  2,910,000   Connecticut State HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     2.18      2,910,000    VMIG-1
  2,200,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     2.20      2,200,000    VMIG-1    A-1+
  1,100,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     2.10      1,100,000              A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     2.11      1,400,000              A-1+
  4,895,000   Merrill Lynch Capital Services, Inc. Puttable Floating Option
              Tax-Exempt Receipts Series PA 783 (Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds, 2000 Series A)
              Collateralized by State & Local Government Securities             04/01/09     2.24      4,895,000              A-1+
  1,000,000   Nashville & Davidson County, TN HEFA Board of the Metropolitan
              Government MHRB (Wedgewood Towers Project) - Series 2004A
              LOC Amsouth Bank, N.A.                                            06/01/34     2.64      1,000,000    P-1       A-1
  4,460,000   State of Connecticut GO Bonds - Series 1997B                      05/15/14     1.80      4,460,000    VMIG-1    A-1+
  1,000,000   State of Connecticut HEFA  RB (Danbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     2.11      1,000,000              A-1+
  2,500,000   State of Connecticut HEFA  RB
              (Saint Francis Hospital and Medical Center Issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                     07/01/47     2.23      2,500,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity   Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     ---------   --------    -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,860,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-1 07/01/36     2.20%   $ 6,860,000    VMIG-1    A-1+
  1,000,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-2 07/01/36     1.60      1,000,000    VMIG-1    A-1+
  2,945,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-2 07/01/35     1.60      2,945,000    VMIG-1    A-1+
    500,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     1.95        500,000    VMIG-1    A-1+
  3,070,000   TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
              Infrastructure Financing Authority - Series 2000A
              Collateralized by State & Local Government Securities             04/01/27     2.27      3,070,000              A-1+
  3,800,000   Utah Housing Corporation
              Single Family Mortgage Bonds - 2003 Series C                      07/01/34     2.35      3,800,000    VMIG-1    A-1+
-----------                                                                                          -----------
 64,415,000   Total Variable Rate Demand Instruments                                                  64,415,000
-----------                                                                                          -----------
              Total Investments (104.46%) (Amortized cost $89,423,820+)                              $89,423,820
              Liabilities in excess of cash and other assets (-4.46%)                                (3,815,558)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $85,608,262
                                                                                                     ===========

          + Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security,s current coupon,unless yield is available.

(c)  The maturity date indicated for the put bond is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008
(UNAUDITED)
================================================================================

KEY:
     BAN     =  Bond Anticipation Note                               MHRB   =   Multi-Family Housing Revenue Bond
     FSA     =  Financial Security Assurance                         RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDRB    =  Industrial Development Revenue Bond
     LOC     =  Letter of Credit

Breakdown of Portfolio Holdings by States:
------------------------------------------------------------------
         State                 Value            % of Portfolio
------------------------------------------------------------------
  Connecticut                 $65,858,820             73.65%
  Puerto Rico                  16,565,000             18.52
  Tennessee                     1,000,000              1.12
  Utah                          3,800,000              4.25
  Other                         2,200,000              2.46
------------------------------------------------------------------
  Total                       $89,423,820            100.00%
------------------------------------------------------------------










--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2008
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $    89,423,820
   Cash...................................................................................          1,369,925
   Due from Transfer Agent................................................................             31,450
   Accrued interest receivable............................................................            373,370
   Prepaid expenses.......................................................................             13,836
                                                                                              ---------------
         Total assets.....................................................................         91,212,401
                                                                                              ---------------

LIABILITIES:
   Payable to affiliates (Note 2).........................................................             43,856
   Payable for securities purchased ......................................................          5,446,692
   Accrued expenses.......................................................................             84,010
   Dividends payable......................................................................             28,196
   Other payable..........................................................................              1,385
                                                                                              ---------------
         Total liabilities................................................................          5,604,139
                                                                                              ---------------
   Net assets.............................................................................    $    85,608,262
                                                                                              ===============
SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 4)................................    $    85,587,773
   Accumulated undistributed net realized gain............................................             20,489
                                                                                              ---------------
   Net assets.............................................................................    $    85,608,262
                                                                                              ===============
Net asset value, per share (Note 4):
Class Name                                           Net Assets         Shares Outstanding       Net Asset Value
Class A Shares..............................        $68,247,252             68,245,516                 $1.00
Class B Shares..............................        $17,361,010             17,360,568                 $1.00



--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
  Interest...................................................................................  $       924,519
                                                                                               ---------------
Expenses: (Note 2)
   Investment management fee.................................................................          124,975
   Administration fee........................................................................           87,483
   Shareholder servicing fee (Class A shares)................................................           65,091
   Custodian expenses........................................................................            3,924
   Shareholder servicing and related shareholder expenses+...................................           34,625
   Legal, compliance and filing fees.........................................................           27,652
   Audit and accounting......................................................................           45,336
   Directors' fees and expenses..............................................................            6,987
   Miscellaneous.............................................................................            2,528
                                                                                               ---------------
       Total expenses........................................................................          398,601
       Less: Expenses paid indirectly........................................................             (242)
                                                                                               ---------------
       Net expenses..........................................................................          398,359
                                                                                               ---------------
   Net investment income.....................................................................          526,160

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments.............................................................           13,039
                                                                                               ---------------
Increase in net assets from operations.......................................................   $      539,199
                                                                                               ===============

+ Includes class specific transfer agency expenses of $16,273 and $4,556 for Class A and Class B, respectively.



--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                              Six Months
                                                                                Ended                          Year
                                                                             July 31, 2008                   Ending
                                                                              (Unaudited)               January 31, 2008
                                                                             ------------               ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................        $        526,160           $       2,194,732
     Net realized gain on investments...........................                  13,039                      29,325
                                                                        ----------------            ----------------
     Increase in net assets from operations.....................                 539,199                   2,224,057

Dividends to shareholders from net investment income*:
     Class A shares.............................................                (395,293)                (1,564,296)
     Class B shares.............................................                (130,867)                  (628,295)
     JPMorgan Select shares.....................................                     -0-                     (2,141)
                                                                         ----------------           ----------------
     Total dividend to shareholders.............................                (526,160)                (2,194,732)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                     -0-                     (2,658)
     Class B shares.............................................                     -0-                       (851)
     JPMorgan Select shares.....................................                     -0-                        -0-
                                                                         ----------------           ----------------
     Total distribution to shareholders.........................                     -0-                     (3,509)

Capital share transactions (Note 4):
     Class A shares.............................................               3,149,428                 (8,466,929)
     Class B shares.............................................              (3,377,923)                  (700,868)
     JPMorgan Select shares.....................................                     -0-                   (261,863)
                                                                         ----------------           ----------------
     Total capital share transactions...........................                (228,495)                 7,504,198
                                                                         ----------------           ----------------
Total increase(decrease)........................................                (215,456)                 7,530,014
Net assets:
     Beginning of period........................................              85,823,718                 78,293,704
                                                                        ----------------           ----------------
     End of period..............................................        $     85,608,262          $      85,823,718
                                                                        ================           ================

     Undistributed net investment income........................        $            -0-          $             -0-
                                                                        ================           ================

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund had two classes of stock authorized, Class A and Class B shares. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) Representations and  Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of July 31, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:
     Fee Type                        Affiliate                   Amount
     --------                        ---------                   ------
    Management fee                   Manager                 $    21,323
    Administration fee               Manager                      14,926
    Shareholder servicing fee        Distributor                   4,111
    Transfer Agency fee              TA                            3,496
                                                             -----------
         Total                                               $    43,856
                                                             ===========

The Fund maintains a non-interest bearing cash balance with the transfer agent to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. At July 31, 2008, this cash balance was $31,450.

Fees are paid to Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang Services, Inc. ("TA") and the Fund. TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the period ended July 31, 2008 these fees amounted to:

                                                   Amount           Net Rate
                                                   ------           --------
 Class A shares.............................     $  16,366            0.05%
 Class B Shares.............................         4,587            0.05%
                                                 ---------
 Total Transfer Agency Fees.................     $  20,953
                                                 =========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3. Compensating  Balance  arrangement and Other  Transactions

Reich & Tang Asset Management LLC and the Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the Connecticut Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed on the end of day balances. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On July 31, 2008, the cash balance was $1,369,925.

For the period ended July 31, 2008, the breakdown of expenses paid indirectly by the Fund was as follows:

   Custodian expenses................          $       242
                                               ===========


4. Capital Stock

At July 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
                                                     Ended                              Ended
Class A shares                                   July 31, 2008                    January 31, 2008
--------------                                   -------------                    ----------------
Sold......................................         144,448,762                        447,943,984
Issued on reinvestment of dividends.......             339,105                          1,203,246
Redeemed..................................        (141,638,439)                     (440,680,301)
                                                 --------------                     -------------
Net increase (decrease)...................           3,149,428                          8,466,929
                                                 ==============                     =============


Class B shares

Sold......................................          13,630,831                         51,899,044
Issued on reinvestment of dividends.......             140,876                            636,364
Redeemed..................................         (17,149,630)                      (53,236,276)
                                                 --------------                     -------------
Net increase (decrease)...................          (3,377,923)                         (700,868)
                                                 ==============                     =============

JPMorgan Select shares

Sold......................................                 -0-                             11,439
Issued on reinvestment of dividends.......                 -0-                              2,444
Redeemed..................................                 -0-                           (275,746)
                                                --------------                      -------------
Net increase (decrease)...................                 -0-                           (261,863)
                                                ==============                      =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Tax Information

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 were as follows:

                                                                2008                            2007
                                                           -----------                     -----------
     Tax-exempt income...............................      $ 2,194,732                     $ 2,314,805
     Ordinary income.................................              504                             -0-
     Long-term capital gain..........................            3,005                          16,768

During the year ended January 31, 2008, the Fund utilized $18,366 of its carried forward capital losses.

At January 31, 2008, undistributed capital gains for income tax purposes amounted to $7,450.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of July 31, 2008:
Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs         89,423,820
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $  89,423,820
                                                   =============

8. Subsequent Event

The US Government has recently announced a program to provide investors in money market funds governed by Rule 2a-7, such as the Fund, with insurance protection. As of the filing of this report on September 26, 2008, significant details of such program have not yet been released by the US Government. Based on the information that is currently available, it is the intention of Manager to enroll all of its Rule 2a-7 governed money market funds, including the Fund, in the US Government's program.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
9. Financial Highlights

                                                      Six Months
                                                        Ended                          Years Ended January 31,
Class A shares                                       July 31, 2008    -------------------------------------------------------------
--------------                                        (Unaudited)        2008        2007         2006         2005          2004
                                                     -----------      ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
Net investment income...............                    0.006           0.026        0.025        0.015        0.003         0.001
Net realized and unrealized gain (loss)
      on investments....................                0.000           0.000        0.000        0.000          --          0.000
                                                      ----------      ---------    ---------    ---------    --------     ---------
    Total from investment operations....                0.006           0.026        0.025        0.015        0.003         0.001
Less distributions from:
Dividends from net investment income                   (0.006)         (0.026)      (0.025)      (0.015)      (0.003)       (0.001)
Net realized gains on investments...                      --            0.000        0.000        0.000          --          0.000
                                                      ----------      ---------    ---------    ---------    --------     ---------
Total Distributions.....................               (0.006)         (0.026)      (0.025)      (0.015)      (0.003)       (0.001)
                                                      ----------      ---------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========      =========    =========    =========    ========     =========
Total Return............................                0.61%(a)         2.61%        2.48%        1.54%        0.33%         0.15%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $  68,247       $ 65,088     $  56,603    $  60,992    $  70,077    $  74,910
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                1.00%(c)        1.00%        0.98%        0.93%        0.93%         0.93%
  Net investment income.................                1.21%(c)        2.55%        2.42%        1.51%        0.32%         0.15%
  Management & Administration fees waived                --              --          0.15%         --           --            --
  Shareholder servicing fees waived.....                 --              --           --           --          0.01%         0.02%
  Expenses paid indirectly..............                0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly, if applicable
(c)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
9. Financial Highlights (continued)

                                                      Six Months
                                                        Ended                          Years Ended January 31,
Class B shares                                       July 31, 2008    -------------------------------------------------------------
--------------                                        (Unaudited)        2008        2007         2006         2005          2004
                                                     -----------      ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
Net investment income...............                    0.007           0.028        0.027        0.017        0.005         0.003
Net realized and unrealized gain (loss)
      on investments....................                0.000           0.000        0.000        0.000         --           0.000
                                                      ----------      ---------    ---------    ---------    --------     ---------
    Total from investment operations....                0.007           0.028        0.027        0.017        0.005         0.003
Less distributions from:
Dividends from net investment income                   (0.007)         (0.028)      (0.027)      (0.017)      (0.005)       (0.003)
Net realized gains on investments...                     --             0.000        0.000        0.000         --           0.000
                                                      ----------      ---------    ---------    ---------    --------     ---------
Total Distributions.....................               (0.007)         (0.028)      (0.027)      (0.017)      (0.005)       (0.003)
                                                      ----------      ---------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========      =========    =========    =========    ========     =========
Total Return............................                0.71%(a)         2.81%        2.69%        1.75%        0.52%         0.33%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $  17,361       $ 20,736     $  21,429    $  25,192    $  25,482    $  22,735
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                0.80%(c)        0.80%        0.78%        0.73%        0.74%         0.76%
  Net investment income.................                1.44%(c)        2.78%        2.62%        1.73%        0.54%         0.32%
  Management & Administration fees waived                 --             --          0.15%         --           --            --
  Expenses paid indirectly..............                0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly, if applicable
(c)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION  ABOUT PROXY VOTING
Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.







--------------------------------------------------------------------------------

---------------------------------------------------------
This  report  is  submitted  for the general  information      CONNECTICUT
of  the  shareholders  of  the Fund. It is not authorized      DAILY
for distribution to  prospective  investors  in  the Fund      TAX FREE
unless preceded or accompanied by an effective prospectus,     INCOME
which includes information regarding the Fund's objectives     FUND, INC.
and policies, experience of its management, marketability
of shares, and other information.
----------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                           Semi-Annual Report
     600 Fifth Avenue                                        July 31, 2008
     New York, New York 10020                                 (Unaudited)


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CT7/08S

-------------------------------------------------------------------------------

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*/s/ Christine Manna
                              Christine Manna, Secretary

Date: October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Michael P. Lydon
                             Michael P. Lydon, President

Date: October 9, 2008

By (Signature and Title)*/s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: October 9, 2008

* Print the name and title of each signing officer under his or her signature.